Taxes	6 Months Ended
Jun. 30, 2021
Taxes
Taxes

10.    Taxes

10.1   Current tax assets and tax liabilities

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Current tax assets
Income tax (1)	2,351,296	1,823,027
Credit tax balance (2)	2,135,113	1,311,693
Other taxes (3)	1,078,562	841,575
	5,564,971	3,976,295
Non-current tax assets
Deferred tax (4)	8,162,781	7,673,912
Income tax (5)	410,819	397,821
	8,573,600	8,071,733

Current tax liabilities
Income tax payable (6)	246,794	811,197
Industry and commerce tax	123,536	161,813
National tax and surcharge on gasoline	142,535	137,710
Carbon tax	45,233	64,091
Value added tax	53,411	5,607
Other taxes	89,276	63,465
	700,785	1,243,883

Non-current tax liabilities
Deferred tax (7)	1,784,493	1,639,206
Income tax (8)	252,598	226,848
	2,037,091	1,866,054

(1)	Given the payment for self-withholdings during the year, credit for foreign tax paid, credit for 50% of the industry and commerce paid has generated a favorable balance for the term.
(2)	Corresponds mainly to the Ecopetrol´s value added tax (VAT) and credit industry and commerce tax balance.
(3)	Includes the VAT credit derived from the acquisition of real productive fixed assets, following Article 95 of Law 2010 of 2019 and municipal advance payments and municipal self-withholdings.
(4)	The increase presented in the deferred tax asset during 2021, was generated mainly by the effect of foreign exchange in loans. The financial projections of the Group estimate that in the future enough fiscal profits will be generated to allow their recoverability within the terms established in the current fiscal regulations.
(5)	Corresponds to the effective VAT credit paid on the acquisition of real productive fixed assets, which, given the limitations established by law, will be used in future income tax returns.
(6)	Corresponds mainly to the Ocensa and Cenit value income tax advances for the fiscal year 2021.
(7)	The increase is mainly due to the variation in the exchange rate.
(8)	The advance payment mechanism of “works for taxes” is regulated by article 800 of the tax statute, which established it as a form of payment in respect to the income tax payable for the years 2017, 2018 and 2019. In compliance therewith, in May 2018, 2019 and 2020, the Group recognized an asset and a liability for the value of the projects designated for each fiscal year.

According to IAS 34, for deferred income tax calculation purposes, the Company used the best estimate of the weighted average annual income tax rate expected for the full financial year.

10.2   Income tax

In accordance with Law 2010/2019 (Tax Reform) the tax provisions applicable in Colombia for the taxable year 2021 are the following:

-	The general rate of income tax applicable to national companies, permanent establishments and foreign entities will be 31% and 30% for the year 2022 and subsequent years.
-	For the years 2020 and 2021, the applicable rate for purposes of calculating the income tax under the presumptive income system will be 0.5% and 0%, respectively, of the taxpayer's net worth from the immediately previous year.
-	The income tax for tax free trade zone users will be 20% if the company is located in the free zones and has a Legal Stability Agreement (hereinafter, LSA) the income tax rate will continue to be 15% during the term of said contract. This is the case of Refinería de Cartagena S.A.S. (“Reficar”) and Esenttia Masterbatch Ltda. ("Esenttia MB").
-	For fiscal year 2021, the Group had subsidiaries that were subject to a 31% income tax rate, subsidiaries located in free trade zones that were subject to a 15% income tax rate depending upon whether or not they complied with the LSA rules and other subsidiaries that were subject to statutory income tax rates applicable in countries where they are incorporated.
-	The tax depreciation percentages are adjusted based on the table established in Law 1819 of 2016. On the other hand, oil investments amortization will be calculated based on the technical production units as it is recorded for accounting purposes.
-	The cost of acquisition of exploration rights, geology and geophysics (G&G), exploratory drilling, among others, is capitalized for tax purposes until the technical and commercial feasibilities of extracting the resource are achieved.
-	Tax losses generated as of January 1, 2017, may be offset by the liquid income generated in the following 12 years.
-	Following the article 290 of Law 1819 of 2016, any excess between estimated income reported and CREE that has not yet been offset may be offset in accordance with the formula provided for this purpose in said article and subject to the term established in Article 189 of the Colombian Tax Code.

Statute of limitation of review for tax returns

By general rule, the statute of limitations for the income tax return corresponds to 3 years counted as from the due date to file the return or the filing date, when these have been filed late. Returns filed by taxpayers that have made transactions, subject to the transfer pricing regulations, have a five-year statute of limitations, for the tax returns that are filed as of January 1, 2020.

For tax returns with credit balances, the statute of limitations will be 3 years as of the filing date of the request for refund or offsetting.

For tax returns in which tax losses are carried forward, the statute of limitations will be 6 years (5 years from 2020) counted as of their filing date.

With respect to tax returns where tax losses are calculated, the statute of limitations will be 12 years and if the losses are carried forward within the last 2 years of the 12–year period, the statute of limitations will be extended up to 3 additional years from the year of offsetting.

The income tax returns of the taxable years 2011, 2012, 2014, 2015, 2016, 2017, 2018, 2019 and 2020 and income tax for equality - CREE - of the taxable years 2014, 2015, and 2016 of Group Companies are subject to acceptance and review by the tax authorities.

Income tax expense

	Six-month period ended
	June 30,
	2021	2020
	(Unaudited)
Current income tax	2,746,903	1,741,312
Deferred income tax	913,455	(801,302)
Adjustments to prior years’ current and deferred tax	(18,999)	(31,059)
Income tax expense	3,641,359	908,951

Reconciliation of the income tax expenses

For interim periods, and in compliance with IAS 34, the income tax for the period is recognized by applying the effective tax rate projected for the year to the pre-tax accounting profit of the period of closing.

The effective tax rate as of June 30, 2021 is 33.8%; the variation of -39.2% against the rate as of june 30, 2020 (73.0%) is mainly due to the projected profit, originated mainly from the recovery of crude oil prices, the devaluation of the Colombian peso against the U.S. dollar, its corresponding effect of adjustment for exchange rate difference in the companies of the business group which the functional currency is U.S. dollar, the effect for current and deferred income tax prior years, the effect for differences in tax rates in Colombia, differences between free trade zone versus the rest of colombian territories, the deferred tax assets for tax losses in 2020 and recoverability in 2021 and the effect of group companies with losses that have a different tax rate than their parent company.

Deferred income tax

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Deferred tax assets	8,162,781	7,673,912
Deferred tax liabilities	(1,784,493)	(1,639,206)
Net deferred income tax	6,378,288	6,034,706

The detail of deferred taxes assets and liabilities is as follows:

	As of June 30,	As of December 31,
	2021	2020
Deferred tax assets (liabilities)	(Unaudited)
Loss carry forwards (1)	3,541,693	4,478,606
Provisions (2)	3,217,136	3,187,850
Employee benefits (3)	2,038,462	1,874,242
Accounts payable	25,084	(10,626)
Loans and borrowings (4)	1,983,432	846,019
Accounts receivable	126,954	183,843
Excess presumptive income	—	61,722
Other	(17,844)	47,269
Goodwill (5)	(366,346)	(366,346)
Property plant and equipment and Natural and environmental resources (6)	(4,170,283)	(4,267,873)
	6,378,288	6,034,706

(1)	The reduction compared to December 2020 mainly corresponds to the fact that the deferred tax associated with tax losses and excess presumptive income for Ecopetrol was offset based on the results and projections for the year. The deferred tax asset for tax losses corresponds to COP$3,541,693, made up of: Ecopetrol USA Inc. for COP$1,793,913, Refinería de Cartagena for COP$1,734,569, and Invercolsa COP$13,211.
(2)	Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.
(3)	Actuarial calculations for health, pensions, education, pension bonuses and other long-term benefits to employees.
(4)	The increase is mainly due to the variation in the exchange rate.
(5)	According to Colombian tax law, goodwill acquired before 2017 is subject to amortization, while under IFRS it is not amortized but such goodwill is subject to impairment tests, and any difference results in a deferred tax liability.
(6)	For tax purposes natural and environmental resources and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under international accounting standards. Under NCIF (Accounting and Financial Information Standards accepted in Colombia), the useful life is determined by a technical analysis. This difference translates into a different depreciation base for accounting and tax purposes. Within this item the amount of tax is also included for capital gains of 10% on land, as well as the application of the income tax rate of 31% and 30% for the other assets.

The Group offsets tax assets and liabilities only if it has a legally enforceable right to offset current tax assets and liabilities, and in the case of deferred tax assets and liabilities, to the extent that they also correspond to income taxes required by the same tax jurisdiction and by the same tax authority.

Non-recognized deferred tax asset

The deferred tax asset related to the tax losses generated by the following companies are not recognized, Andean Chemicals Ltd for COP$1,852, and the excess of presumptive income of Hocol Petroleum Company (“HPL”) for COP$12,077, Andean Chemicals Ltd for COP$4,332 and Refinería de Cartagena S.A.S for COP$227,680. Since Management has assessed and reached the conclusion it is not probable that the deferred tax asset related to these tax losses and presumptive income excesses will be recoverable in the short term.

Additionally, the deferred tax asset was not recognized on the difference between the accounting and tax basis associated with investments in Ecopetrol subsidiaries and joint ventures (Base: COP$827,710 - Tax: COP$82,771), as the Ecopetrol Business Group does not have any intention of selling these assets in the foreseeable future and Ecopetrol is able to control the timing of the reversal of the temporary difference.

The movements of deferred tax assets and liabilities to income for the periods ended June 30, 2021 and December 31, 2020:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	6,034,706	5,480,516
Deferred tax recognized in profit or loss	(929,331)	928,517
Increase due to business combinations	—	(383,346)
Deferred tax recognized in other comprehensive income (a)	1,084,030	89,526
Foreign currency translation	188,883	(80,507)
Closing balance	6,378,288	6,034,706

(a)	The following is the composition of the income tax recorded against other comprehensive income:

June 30, 2021 (unaudited)	Base	Deferred tax	Total
Actuarial valuation gains (losses)	511,273	(153,382)	357,891
Cash flow hedging for future crude oil exports	315,515	(95,480)	220,035
Hedge of a net investment in a foreign operation	2,639,256	(791,777)	1,847,479
Hedge with derivative instruments	143,496	(43,391)	100,105
	3,609,540	(1,084,030)	2,525,510

December 31, 2020	Base	Deferred tax	Total
Actuarial valuation gains (losses)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports	(1,186)	1,908	722
Hedge of a net investment in a foreign operation	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772